Accounts Payable and Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable	$ 134.6	$ 95.3
Accrued expenses and other current liabilities	75.2	45.1
Accrued interconnection costs	43.5	103.0
Accrued payroll and employee benefits	39.6	42.9
Accrued interest	11.3	8.8
Accrued income taxes	2.0	0.6
Total accounts payable and other current liabilities	$ 306.2	$ 295.7